Accounts Receivable - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket (Details) - USD ($)	Mar. 31, 2026		Mar. 31, 2025
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance	$ 2,831,064		$ 2,495,301
Total gross accounts receivable, Subsequent collection	$ 2,817,504	[1]	$ 2,495,301	[2]
Total gross accounts receivable, net, % of subsequent collection	99.50%	[1]	100.00%	[2]
Allowance for credit losses, balance
Allowance for credit losses, Subsequent collection		[1]		[2]
Allowance for credit losses, net, % of subsequent collection		[1]		[2]
Accounts receivable, net, balance	$ 2,831,064		$ 2,495,301
Accounts receivable, net, Subsequent collection	$ 2,817,504	[1]	$ 2,495,301	[2]
Accounts receivable, net, % of subsequent collection	99.50%	[1]	100.00%	[2]
Overdue but within 1 year [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance	$ 486,928		$ 541,427
Total gross accounts receivable, Subsequent collection	$ 485,652	[1]	$ 541,425	[2]
Total gross accounts receivable, net, % of subsequent collection	99.70%	[1]	100.00%	[2]
Not yet due [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance	$ 2,344,136		$ 1,953,874
Total gross accounts receivable, Subsequent collection	$ 2,331,852	[1]	$ 1,953,876	[2]
Total gross accounts receivable, net, % of subsequent collection	99.50%	[1]	100.00%	[2]

[1]	The amount of subsequent collection is as of July 15, 2026.
[2]	As of May 22, 2026, 100.0% of the balance had been collected.